CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 225,979	¥ 216,449	¥ 105,691
Other comprehensive income:
Change in cumulative translation adjustments, net of tax	110,487	68,090	74,301
Defined benefit pension plans:
Pension liability adjustment	5,259	15,093	8,702
Deferred income taxes	(1,854)	(5,384)	(3,007)
Total	3,405	9,709	5,695
Non-trading securities:
Net unrealized gain on non-trading securities	27,643	3,358	17,283
Deferred income taxes	(8,681)	(1,109)	(4,650)
Total	18,962	2,249	12,633
Total other comprehensive income	132,854	80,048	92,629
Comprehensive income	358,833	296,497	198,320
Less: Comprehensive income attributable to noncontrolling interests	10,945	4,875	3,332
Comprehensive income attributable to NHI shareholders	¥ 347,888	¥ 291,622	¥ 194,988